Related Party Transactions (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		32 Months Ended	41 Months Ended						0 Months Ended				0 Months Ended							0 Months Ended	9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended			0 Months Ended
	Jan. 05, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013	Sep. 04, 2013	Dec. 31, 2013 Options	Mar. 31, 2013 Options	Mar. 31, 2012 Options	Nov. 22, 2011 Secured convertible notes held by COR	Nov. 22, 2011 $2,500,000 Hexagon Secured Convertible Note	Apr. 25, 2011 $2,500,000 Hexagon Secured Convertible Note item	Mar. 31, 2013 $2,500,000 Hexagon Secured Convertible Note First Warrant exercisable until April 25, 2013	Mar. 31, 2013 $2,500,000 Hexagon Secured Convertible Note Second Warrant exercisable until April 25, 2014	Nov. 22, 2011 $1,500,000 Hexagon Secured Convertible Note	Sep. 19, 2011 $1,500,000 Hexagon Secured Convertible Note	Mar. 31, 2013 Maximum $2,500,000 Hexagon Secured Convertible Note First Warrant exercisable until April 25, 2013	Mar. 31, 2013 Maximum $2,500,000 Hexagon Secured Convertible Note Second Warrant exercisable until April 25, 2014	Sep. 19, 2011 Maximum $1,500,000 Hexagon Secured Convertible Note	Dec. 31, 2013 Quincy Prelude LLC Common Stock Minimum	Mar. 31, 2013 Quincy Prelude LLC Common Stock Minimum	Aug. 01, 2012 Buffalo Management Llc [Member]	Dec. 31, 2013 Buffalo Management Llc [Member]	Dec. 31, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Mar. 31, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Dec. 31, 2013 Buffalo Management Llc [Member]	Apr. 15, 2013 Buffalo Management Llc [Member] Subsequent Events	Aug. 01, 2012 Buffalo Management Llc [Member] Warrant issued in connection with services for public offering	Aug. 01, 2012 Buffalo Management Llc [Member] Warrant issued in connection with terminating right to future transaction fee	Dec. 31, 2013 Buffalo Management Llc [Member] Barry Munitz	Mar. 31, 2013 Buffalo Management Llc [Member] Barry Munitz	Dec. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC	Mar. 31, 2013 Buffalo Management Llc [Member] Quincy Prelude LLC	Aug. 01, 2012 Buffalo Management Llc [Member] AWP Warrant issued for fee in connection with the acquisition	Dec. 31, 2013 Mr. Brownstein's father	May 31, 2013 Mr. Brownstein's father	Dec. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Dec. 31, 2012 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2012 Brownstein Hyatt Farber Schreck, LLP	Mar. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Dec. 31, 2013 Brownstein Hyatt Farber Schreck, LLP	Jul. 02, 2012 Brownstein Hyatt Farber Schreck, LLP Secured convertible notes held by COR Director Plan Options	May 31, 2013 Brownstein Hyatt Farber Schreck, LLP Subsequent Events	Nov. 22, 2011 Hexagon	Nov. 22, 2011 Grandhaven	Dec. 31, 2013 Grandhaven	Mar. 31, 2013 Grandhaven Conway Schatz Options	Nov. 22, 2011 Grandhaven AWP	Dec. 31, 2013 Grandhaven AWP	Dec. 31, 2013 Very Hungry	Nov. 22, 2011 Very Hungry Very Hungry warrant exercisable through August 5, 2013	Jul. 05, 2012 Very Hungry Common Stock	Dec. 31, 2013 Very Hungry and the Scott Reiman 1991 Trust	May 02, 2013 Very Hungry and the Scott Reiman 1991 Trust Subsequent Events Bridge Loan
Related Party Transactions
Beneficial ownership held by stockholder in reporting entity (as a percent)																					5.00%	5.00%
Voting interest held by a stockholder in a related party (as a percent)																																			100.00%	100.00%
Economic interest held by a stockholder in a related party (as a percent)																																			82.50%	75.00%
Non-voting economic interest held by a stockholder in a related party (as a percent)																																	17.50%	15.00%
Amount paid to related party																								$ 0	$ 1,100,000	$ 1,100,000	$ 300,000	$ 1,400,000	$ 1,400,000								$ 975,000			$ 1,500,000	$ 3,200,000	$ 3,600,000	$ 500,000	$ 4,300,000	$ 5,800,000
Number of common stock that can be purchased against warrants (in shares)																		13,333	50,000	19,608			52,409								5,366	40,000					7,043																		51,765		2,409,402
Exercise price (in dollars per share)														$ 150.00	$ 150.00		$ 191.50						$ 130.00								$ 130.00	$ 130.00					$ 130.00																		$ 212.50			$ 15.00
Fee payable in connection with acquisition																																					1,500,000
Number of shares of common stock issued		4,191,658	1,451,914	789,783	1,451,914	4,191,658	114,969,415																								308,000																							891,112		96,154	1,090,198
Consulting fee payable per month																																20,000
Annual management fee payable as a percentage of annual gross revenues																										2.00%		2.00%		1.00%
Share price (in dollars per share)																															$ 130.00															$ 130.00										$ 130.00
Extension period in the event of a change of control																							2 years
Fair value of the warrant																							5,200,000
Significant inputs used in estimation of fair value of the warrant
Estimated term																							5 years
Estimated volatility (as a percent)																							177.26%
Risk free rate (as a percent)																							0.61%
Dividends (as a percent)																							0.00%
Number of shares controlled by related party																																						104,074	35,563												2,800
Amount due to related party included in accrued liabilities and account payable																											25,000													300,000	300,000	800,000	300,000	800,000	300,000
Term of options																																														10 years
Number of shares issued to a related party																																														2,400	15,640
Amount payable to related party for services rendered																																										200,000		200,000
Authorized shares under each demand registration for demand and piggy-back registration rights under the amended registration rights agreement																							22,000
Interest acquired (as a percent)																																					50.00%
Face value											500,000	2,500,000	2,500,000			1,500,000	1,500,000
Net proceeds		5,000,000		5,500,000	9,049,000	14,049,000
Convertible notes converted into number of common stock (in shares)												17,630				7,981
Number of warrants issued													2
Number of shares of common stock sold	1,500																																																						51,765
Total cash proceeds																																																							11,000,000
Overriding royalty interest (as a percent)																																																1.00%	1.00%	1.00%
Amount granted to a related party in exchange of overriding royalty interest																																																	25,000
Assigned royalty interest (as a percent)																																																				1.388%	1.388%
Purchase price per common stock (in dollars per share)																																																				$ 212.50
Exercise price (in dollars per share)								$ 32.66	$ 160.71	$ 212.50																																									$ 130.00
Total cash proceeds from public offering		805,000	66,290,000																																																					12,500,000
Amount borrowed																																																										5,000,000
Amount of unsecured subordinated promissory notes exchanged																																																										$ 5,500,000